Discontinued Operations (Details)						3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 09, 2026 USD ($) shares	Nov. 13, 2025 USD ($) shares	Oct. 30, 2025 USD ($)	Sep. 09, 2025 USD ($)	Jul. 07, 2025 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 04, 2026 USD ($)	Jul. 01, 2025 USD ($)	Feb. 27, 2025 USD ($)	Jul. 28, 2022
Discontinued Operations (Details) [Line Items]
Principal amount														$ 86,130
Repayments of debt			$ 97,995		$ 11,000
Term of contract																3 years
Lease liability	$ 507,910
Right-of-use asset carrying value	$ 524,548											$ 1,633,207
Net Revenue						$ 173,941		$ 196,946	$ 377,668	$ 488,830	1,278,994	1,498,874
Depreciation and amortization									$ 8,519	27,085	504,732	$ 66,081
Net cash used in operating activities											4,619,376
Net cash used in investing activities											0
Depreciation, amortization and impairment											612,071
Capital expenditure
Short term lease cost											$ 108,800
Exclusive Aircraft Dry Lease Agreement With SEG Jets LLC [Member]
Discontinued Operations (Details) [Line Items]
Term of contract				24 months		24 months			24 months
Monthly lease payments required				$ 23,778
Number of aircrafts				1
Discount rate						5.50%			5.50%
Lease liability						$ 542,373			$ 542,373
Discontinued Operations [Member]
Discontinued Operations (Details) [Line Items]
Net loss on disposition of business								912,840	912,840
Operating lease expenses						0		18,725	67,077	37,245
Depreciation and amortization						0		$ 137,826	104,135	$ 184,405
Discontinued Operations [Member] | The February 27, 2025 Loan Agreement [Member]
Discontinued Operations (Details) [Line Items]
Outstanding amount															$ 361,143
Discontinued Operations [Member] | SBA Cares Act Loan [Member]
Discontinued Operations (Details) [Line Items]
Outstanding amount															57,291
Discontinued Operations [Member] | The February 27, 2025 Note and SBA Cares Act Loan [Member]
Discontinued Operations (Details) [Line Items]
Outstanding amount															$ 418,434
Discontinued Operations [Member] | The February 4, 2025 Loan Agreement [Member]
Discontinued Operations (Details) [Line Items]
Principal amount													$ 67,500
Repayments of debt		$ 25,000
Investor issued (in Shares) | shares		200
Fly Flyte, Inc. [Member] | Advisory Services [Member]
Discontinued Operations (Details) [Line Items]
Net Revenue						$ 60,000			$ 60,000
Real Estate Leases [Member]
Discontinued Operations (Details) [Line Items]
Discount rate				7.00%
Equipment Leases [Member]
Discontinued Operations (Details) [Line Items]
Discount rate				5.50%
Farmingdale, NY Office Suite [Member]
Discontinued Operations (Details) [Line Items]
Term of contract															3 years
Monthly lease payments required							$ 2,590
Annual rental escalation						3.00%			3.00%
Farmingdale, NY, Hangar Space [Member]
Discontinued Operations (Details) [Line Items]
Monthly lease payments required							$ 3,000
Annual rental escalation						3.00%			3.00%
Fly Flyte, Inc. [Member] | Discontinued Operations [Member]
Discontinued Operations (Details) [Line Items]
Discontinued operation equity sold (in Shares) | shares	800,200
Discontinued operation equity interest sold	0.8002
Discontinued operation ownership interest	1
Discontinued operation remaining interest	0.1998
Ponderosa Air, LLC [Member] | Discontinued Operations [Member]
Discontinued Operations (Details) [Line Items]
Discontinued operation ownership interest	1